Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 26,346	$ 36,067	$ 13,823
Income tax benefit	7,846	15,349	4,711
Total stock-based compensation, net of tax	18,500	20,718	9,112
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	1,302	602	970
Cost of sales
Stock-Based Compensation
Stock-based compensation expense before income taxes	330	675	60
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	22,304	15,700	12,127
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	2,410	4,223	666
Operating expenses, excluding transaction expense, net
Stock-Based Compensation
Stock-based compensation expense before income taxes	26,346	21,200	13,823
Transaction expense, net
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 0	$ 14,867	$ 0